WEBs ETF Trust

WEBs Defined Volatility XLU ETF
Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.2%
United States – 50.2%
Utilities Select Sector SPDR Fund	1,489	$127,563
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,640)		127,563

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 48.9%
Time Deposits – 48.9%
Citibank, New York, 3.68% 08/01/2025	$123,997	123,997
TOTAL SHORT-TERM INVESTMENTS (Cost - $123,997)		123,997

TOTAL INVESTMENTS – 99.1% (Cost - $250,637)		251,560
OTHER ASSETS LESS LIABILITIES – 0.9%		2,235
NET ASSETS – 100.0%		$253,795

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Utilities Select Sector SPDR Fund	USONFFE + 1.00%	Monthly	USD	371	08/25/2026	$2,287

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate